Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table shows for 2023, 2022, 2021 and 2020:

●	the total compensation disclosed in the Summary Compensation Table (SCT Compensation) for Mr. Kowlzan, our principal executive officer (the PEO) for each of those years;

●	the average SCT Compensation for Mr. Hassfurther, Mr. Mundy, Mr. Carter and Mr. Shirley, who were our other named executive officers (the Non-PEO NEOs) for each of those years;

●	the Compensation Actually Paid (CAP), as determined in accordance with Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934, for Mr. Kowlzan for each of those years;

●	the average CAP for the Other NEOs for each of those years;

●
the value of an initial fixed $100 investment made on January 1, 2020 as of the end of each of those years in: (a) the Company; and (b) the comparative peer group (the “Comparative Peer Group”) described under “—Long Term Equity Awards” elsewhere in this section (which is the peer group we measure performance against on a relative basis for purposes of determining payouts under our performance units and which is unchanged from the peer group we used in last year’s PVP table) on a weighted-average market capitalization basis;

●	our net income for each of those years, as reported in accordance with generally accepted accounting principles; and

●
our earnings per share, excluding special items
3
, for each of those years, which we believe is the most important financial performance measure to us, other than TSR to link compensation actually paid to our performance.

Year	SCT Total for PEO(1)	CAP for PEO(1)	Average SCT Total for Non- PEO NEOs(1)	Average CAP to Non-PEO NEOs(1)	Value of Initial Fixed $100 Investments based on:		Net Income (in millions)	Company Selected Measure of Earnings Per Share, Excluding Special Items
					Total Shareholder Return of the Company	Peer Group Total Shareholder Return
2023	$15,228,190	$26,358,360	$5,637,042	$9,342,353	$166.01	$149.05	$765.2	$8.70
2022	12,231,634	14,187,010	5,036,654	5,617,099	125.88	121.86	1,029.8	11.14
2021	12,517,313	8,937,387	4,655,014	3,497,059	129.32	152.87	841.1	9.39
2020	10,443,674	17,543,943	4,029,973	6,289,416	127.27	118.94	461.0	5.78

3
Earnings per share excluding special items is a Non-GAAP financial measure, which we present throughout this proxy statement. Important information relating to our use of this Non-GAAP financial measure and a reconciliation of this Non-GAAP financial measure to the most comparable financial measure presented in accordance with Generally Accepted Accounting Principles (GAAP) are included on Appendix A to this proxy statement as well as in Item 7 of our Annual Report on Form 10-K for the year ended December 31, 2023 under the captions “Executive Summary” and “Reconciliations of Non-GAAP Financial Measures to Reported Amounts.”

(1)	Below is a reconciliation of the SCT total to the CAP total for the PEO:

Year	Summary Compensation Table (SCT) Total Compensation	SCT Change in Pension Value	CAP Pension Service Cost	SCT Equity Value	Fair Value as of Year End of Equity Awards Granted During the Year	Increase (Decrease) from Prior- Year-End Fair Value of Awards that Vested During the Year	Year-over- Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	Dividends	Total
2023	$15,228,190	($888,965)	$252,829	($9,604,906)	$12,497,223	$1,159,227	$7,167,023	$547,739	$26,358,360
2022	12,231,634	-	394,222	(7,250,018)	5,991,532	2,605,270	(284,918)	$499,288	$14,187,010
2021	12,517,313	(325,321)	409,787	(6,745,717)	6,398,487	(1,142,952)	(2,563,862)	389,652	8,937,387
2020	10,443,674	(1,164,693)	476,277	(5,575,067)	8,854,213	(845,467)	5,104,418	250,588	17,543,943
Below is a reconciliation of the average SCT total to the average CAP total for the non-PEO NEOs.

Year	Summary Compensation Table (SCT) Total Compensation	SCT Change in Pension Value	CAP Pension Service Cost	SCT Equity Value	Fair Value as of Year End of Equity Awards Granted During the Year	Increase (Decrease) from Prior- Year-End Fair Value of Awards that Vested During the Year	Year-over- Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	Dividends	Total
2023	$5,637,042	($311,772)	$63,957	($3,019,176)	$3,928,335	$388,155	$2,471,924	$183,888	$9,342,353
2022	5,036,654	-	98,616	(2,634,404)	2,177,112	852,667	(95,409)	181,863	5,617,099
2021	4,655,014	(98,480)	102,592	(2,258,776)	2,142,514	(326,641)	(856,519)	137,355	3,497,059
2020	4,029,973	(423,033)	91,261	(1,866,742)	2,964,722	(146,679)	1,559,373	80,541	6,289,416
Outstanding and unvested stock awards included in CAP are valued as of the end of the year presented using methodology consistent with the valuation of such awards on the grant date and described in Note 1 to the Summary Compensation Table included in this proxy statement. Restricted stock is valued at the closing market price on the New York Stock Exchange on the last trading day of the year presented. The valuation of ROIC Units is determined based upon the probable outcome, which, for all outstanding units for all periods, was payout at 100%. The valuation of the TSR Units was redetermined as of the end of each year based upon a Monte Carlo simulation.
In each case, “Dividends” include dividends paid in cash on unvested restricted stock awards and the year over year change in value of accrued dividends on ROIC Performance Units.

Company Selected Measure Name	Earnings per share excluding special items
Named Executive Officers, Footnote	the average SCT Compensation for Mr. Hassfurther, Mr. Mundy, Mr. Carter and Mr. Shirley, who were our other named executive officers (the Non-PEO NEOs) for each of those years;
Peer Group Issuers, Footnote	the value of an initial fixed $100 investment made on January 1, 2020 as of the end of each of those years in: (a) the Company; and (b) the comparative peer group (the “Comparative Peer Group”) described under “—Long Term Equity Awards” elsewhere in this section (which is the peer group we measure performance against on a relative basis for purposes of determining payouts under our performance units and which is unchanged from the peer group we used in last year’s PVP table) on a weighted-average market capitalization basis;
PEO Total Compensation Amount	$ 15,228,190	$ 12,231,634	$ 12,517,313	$ 10,443,674
PEO Actually Paid Compensation Amount	$ 26,358,360	14,187,010	8,937,387	17,543,943
Adjustment To PEO Compensation, Footnote
(1)	Below is a reconciliation of the SCT total to the CAP total for the PEO:

Year	Summary Compensation Table (SCT) Total Compensation	SCT Change in Pension Value	CAP Pension Service Cost	SCT Equity Value	Fair Value as of Year End of Equity Awards Granted During the Year	Increase (Decrease) from Prior- Year-End Fair Value of Awards that Vested During the Year	Year-over- Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	Dividends	Total
2023	$15,228,190	($888,965)	$252,829	($9,604,906)	$12,497,223	$1,159,227	$7,167,023	$547,739	$26,358,360
2022	12,231,634	-	394,222	(7,250,018)	5,991,532	2,605,270	(284,918)	$499,288	$14,187,010
2021	12,517,313	(325,321)	409,787	(6,745,717)	6,398,487	(1,142,952)	(2,563,862)	389,652	8,937,387
2020	10,443,674	(1,164,693)	476,277	(5,575,067)	8,854,213	(845,467)	5,104,418	250,588	17,543,943

Non-PEO NEO Average Total Compensation Amount	$ 5,637,042	5,036,654	4,655,014	4,029,973
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,342,353	5,617,099	3,497,059	6,289,416
Adjustment to Non-PEO NEO Compensation Footnote
Below is a reconciliation of the average SCT total to the average CAP total for the non-PEO NEOs.

Year	Summary Compensation Table (SCT) Total Compensation	SCT Change in Pension Value	CAP Pension Service Cost	SCT Equity Value	Fair Value as of Year End of Equity Awards Granted During the Year	Increase (Decrease) from Prior- Year-End Fair Value of Awards that Vested During the Year	Year-over- Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	Dividends	Total
2023	$5,637,042	($311,772)	$63,957	($3,019,176)	$3,928,335	$388,155	$2,471,924	$183,888	$9,342,353
2022	5,036,654	-	98,616	(2,634,404)	2,177,112	852,667	(95,409)	181,863	5,617,099
2021	4,655,014	(98,480)	102,592	(2,258,776)	2,142,514	(326,641)	(856,519)	137,355	3,497,059
2020	4,029,973	(423,033)	91,261	(1,866,742)	2,964,722	(146,679)	1,559,373	80,541	6,289,416
Outstanding and unvested stock awards included in CAP are valued as of the end of the year presented using methodology consistent with the valuation of such awards on the grant date and described in Note 1 to the Summary Compensation Table included in this proxy statement. Restricted stock is valued at the closing market price on the New York Stock Exchange on the last trading day of the year presented. The valuation of ROIC Units is determined based upon the probable outcome, which, for all outstanding units for all periods, was payout at 100%. The valuation of the TSR Units was redetermined as of the end of each year based upon a Monte Carlo simulation.
In each case, “Dividends” include dividends paid in cash on unvested restricted stock awards and the year over year change in value of accrued dividends on ROIC Performance Units.

Compensation Actually Paid vs. Total Shareholder Return
The following chart shows our CAP to our PEO and our average CAP to our Other NEOs (presented as bars) for the years presented; and our TSR and the TSR of our Comparative Peer Group based upon the value of an initial $100 investment made on January 1, 2020 (presented as lines) as of the end of the years presented:

Compensation Actually Paid vs. Net Income	The following chart shows our CAP to our PEO and our average CAP to our Other NEOs (presented as bars) and our net income (presented as a line) for the years presented:
Compensation Actually Paid vs. Company Selected Measure
The following chart shows our CAP to our PEO and our average CAP to our Other NEOs (presented as bars) and our earnings per share, excluding special items (presented as a line) for the years presented:

Total Shareholder Return Vs Peer Group
The following chart shows our CAP to our PEO and our average CAP to our Other NEOs (presented as bars) for the years presented; and our TSR and the TSR of our Comparative Peer Group based upon the value of an initial $100 investment made on January 1, 2020 (presented as lines) as of the end of the years presented:

Tabular List, Table
List of Financial Performance Measures Used to Link CAP to Performance

•	Relative total shareholder return (against peer companies)

•	Earnings per share, excluding special items

•	Return on invested capital

Total Shareholder Return Amount	$ 166.01	125.88	129.32	127.27
Peer Group Total Shareholder Return Amount	149.05	121.86	152.87	118.94
Net Income (Loss)	$ 765,200,000	$ 1,029,800,000	$ 841,100,000	$ 461,000,000
Company Selected Measure Amount	8.7	11.14	9.39	5.78
PEO Name	Mr. Kowlzan
Measure:: 1
Pay vs Performance Disclosure
Name	Relative total shareholder return (against peer companies)
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings per share, excluding special items
Non-GAAP Measure Description	Earnings per share excluding special items is a Non-GAAP financial measure, which we present throughout this proxy statement. Important information relating to our use of this Non-GAAP financial measure and a reconciliation of this Non-GAAP financial measure to the most comparable financial measure presented in accordance with Generally Accepted Accounting Principles (GAAP) are included on Appendix A to this proxy statement as well as in Item 7 of our Annual Report on Form 10-K for the year ended December 31, 2023 under the captions “Executive Summary” and “Reconciliations of Non-GAAP Financial Measures to Reported Amounts.
Measure:: 3
Pay vs Performance Disclosure
Name	Return on invested capital
PEO | SCT Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (888,965)		$ (325,321)	$ (1,164,693)
PEO | CAP Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	252,829	$ 394,222	409,787	476,277
PEO | SCT Equity Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,604,906)	(7,250,018)	(6,745,717)	(5,575,067)
PEO | Fair Value as of Year End of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,497,223	5,991,532	6,398,487	8,854,213
PEO | Prior YearEnd Fair Value of Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,159,227	2,605,270	(1,142,952)	(845,467)
PEO | Yearover Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,167,023	(284,918)	(2,563,862)	5,104,418
PEO | Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	547,739	499,288	389,652	250,588
Non-PEO NEO | SCT Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(311,772)		(98,480)	(423,033)
Non-PEO NEO | CAP Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,957	98,616	102,592	91,261
Non-PEO NEO | SCT Equity Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,019,176)	(2,634,404)	(2,258,776)	(1,866,742)
Non-PEO NEO | Fair Value as of Year End of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,928,335	2,177,112	2,142,514	2,964,722
Non-PEO NEO | Prior YearEnd Fair Value of Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	388,155	852,667	(326,641)	(146,679)
Non-PEO NEO | Yearover Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,471,924	(95,409)	(856,519)	1,559,373
Non-PEO NEO | Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 183,888	$ 181,863	$ 137,355	$ 80,541